Earnings Per Unit (Tables)	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of basic and diluted earnings per unit

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

					For the Period from
					2/13/19 (Inception)
	Three Months Ended		Nine Months Ended		Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(629,913)	$(179,827)	$(1,052,069)	$(370,379)	$(800)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,283,000	8,804,029	3,099,440	2,500,000
Basic and diluted net loss per common share	$(0.05)	$(0.05)	$(0.12)	$(0.12)	$(0.00)

	Three Months Ended	Nine Months Ended
	September 30, 2020	September 30, 2020
	Non-redeemable	Non-redeemable
	common stock	common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(800)	$(885)
Denominator:
Basic and diluted weighted average shares outstanding	2,500,000	2,500,000
Basic and diluted net loss per common share	$(0.00)	$(0.00)

BCP QUALTEK HOLDCO, LLC
Schedule of basic and diluted earnings per unit

The basic and diluted earnings per unit calculations for the periods presented (in thousands, except share and per unit amounts):

	For the Nine Months Ended
	October 2, 2021	October 3, 2020
Numerator:
Loss from continuing operations	$(20,441)	$(37,916)
Loss from discontinued operations	(8,114)	(1,708)
Net loss	(28,555)	(39,624)
Less: accrued preferred return	(1,638)	(2,508)
Net loss attributable to Class A Units (basic)	$(30,193)	$(42,132)
Denominator:
Weighted-average number of units outstanding, basic and diluted
Class A – basic and diluted	2,161,951	2,005,824
EPU:
Continuing operations – Class A – basic and diluted	$(10.21)	$(20.15)
Discontinued operations – Class A – basic and diluted	$(3.75)	$(0.85)
Net loss – Class A – basic and diluted	$(13.96)	$(21.00)

	2020	2019
Numerator:
Net loss	$(98,087)	$(67,794)
Less: accrued preferred return	(3,287)	(742)
Net loss attributable to Class A Units	(101,374)	(68,536)
Denominator:
Weighted-average number of units outstanding, basic and diluted	2,005,824	1,962,115
Net loss per unit, basic and diluted	$(50.54)	$(34.93)